INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Change in valuation allowance	$ 279,000	$ (879,000)
Arizona operating loss carryforward	59,200,000
Federal operating loss carryforward	5,800,000
Pre-USHG merger operating loss carryforward	27,100,000
Pre-USHG merger capital loss carryforward	520,000
Federal research and development tax credits	239,000
State research and development tax credits	340,000
Pre-USHG merger cumulative unused tax credits	244,000
Accrued interest or penalties related to unrecognized tax benefits	$ 0	$ 0